UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           2/14/07
       ------------------------   ---------------------------  ---------
             [Signature] [City, State] [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        59
                                               -------------

Form 13F Information Table Value Total:        $742,356
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




                                                  Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- ------

ADA ES INC                       COM              005208103      365     22,500 SH          SOLE             22,500    0       0
---------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                    COM              00817Y108   44,260  1,025,000 SH          SOLE          1,025,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
ANDERSONS INC                    COM              034164103    1,272     30,000 SH          SOLE             30,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC               COM              037833100   16,120    190,000 SH          SOLE            190,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC               COM              037833100   25,452    300,000 SH   CALL   SOLE            300,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC               COM              037833100   33,936    400,000 SH   CALL   SOLE            400,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
ARCHER DANIELS MIDLAND CO        COM              039483102   14,062    440,000 SH          SOLE            440,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
AVENTINE RENEWABLE ENERGY        COM              05356X403      236     10,000 SH          SOLE             10,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
AXT INC                          COM              00246W103      236     50,000 SH          SOLE             50,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP                    CL A             111320107    9,693    300,000 SH          SOLE            300,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL CORP       NOTE 2.500% 6/1  13342B105   12,202    230,000 SH          SOLE            230,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
CECO ENVIRONMENTAL CORP          COM              125141101    1,211    135,000 SH          SOLE            135,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
CHINA TECHFAITH WIRLS COMM T     SPONSORED ADR    169424108    4,905    455,000 SH          SOLE            455,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                       COM NEW          171779309   18,012    650,000 SH          SOLE            650,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
CISCO SYS  INC                   COM              17275R102   27,330  1,000,000 SH          SOLE          1,000,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC                COM              20854P109    4,820    150,000 SH          SOLE            150,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
COVANTA HLDG CORP                COM              22282E102   16,750    760,000 SH          SOLE            760,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
DARLING INTL INC                 COM              237266101      771    140,000 SH          SOLE            140,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW            COM              25179M103   13,416    200,000 SH          SOLE            200,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTED ENERGY SYS CORP      COM              25475V104      846    235,000 SH          SOLE            235,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
DURECT CORP                      COM              266605104    4,440  1,000,000 SH          SOLE          1,000,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
EMCORE CORP                      COM              290846104      415     75,000 SH          SOLE             75,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES IN     COM              292659109      680     20,000 SH          SOLE             20,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS INC                  COM              315616102   11,132    150,000 SH          SOLE            150,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
FINISAR                          COM              31787A101   22,610  7,000,000 SH          SOLE          7,000,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC                  COM              336433107   12,533    420,000 SH          SOLE            420,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
FUEL SYS SOLUTIONS INC           COM              35952W103    1,435     65,000 SH          SOLE             65,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                       CL A             38259P508   41,443     90,000 SH          SOLE             90,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
GREEN PLAINS RENEWABLE ENERG     COM              393222104      619     25,000 SH          SOLE             25,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
ICICI BK LTD                     ADR              45104G104   28,175    675,000 SH          SOLE            675,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORP     COM              460254105   11,559    300,000 SH          SOLE            300,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED INNOVATIONS IN     COM              46126P106    8,708    225,000 SH          SOLE            225,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS INC         COM              464330109    3,836    345,000 SH          SOLE            345,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP                COM PAR $0.001   46612J507   12,495    750,000 SH          SOLE            750,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
LIFECELL CORP                    COM              531927101    8,449    350,000 SH          SOLE            350,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC            COM              552715104   11,546    295,000 SH          SOLE            295,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
METABOLIX INC                    COM              591018809      426     22,500 SH          SOLE             22,500    0       0
---------------------------------------------------------------------------------------------------------------------------------
MICROSEMI CORP                   COM              595137100   13,755    700,000 SH          SOLE            700,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
MONOGRAM BIOSCIENCES INC         COM              60975U108    3,738  2,100,000 SH          SOLE          2,100,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
NEKTAR  THERAPEUTICS             COM              640268108    9,506    625,000 SH          SOLE            625,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
NETEASE COM INC                  SPONSORED ADR    64110W102    9,345    500,000 SH          SOLE            500,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION                SHS              G65422100   12,565    165,000 SH          SOLE            165,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
NORTHWEST PIPE CO                COM              667746101      336     10,000 SH          SOLE             10,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
ORIGIN AGRITECH LIMITED          SHS              G67828106    8,150    745,000 SH          SOLE            745,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
ORMAT TECHNOLOGIES INC           COM              686688102    1,473     40,000 SH          SOLE             40,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
PACIFIC ETHANOL INC              COM              69423U107      770     50,000 SH   CALL   SOLE             50,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
PHYSICIANS FORMULA HLDGS INC     COM              719427106    3,645    195,000 SH          SOLE            195,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                     COM              747525103   28,343    750,000 SH          SOLE            750,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC                   COM              820280105    9,213    275,000 SH          SOLE            275,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC             COM              866810104   15,176  2,800,000 SH          SOLE          2,800,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
SUNTECH PWR HLDGS CO LTD         ADR              86800C104   19,216    565,000 SH          SOLE            565,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
T-3 ENERGY SRVCS INC             COM              87306E107    5,347    242,500 SH          SOLE            242,500    0       0
---------------------------------------------------------------------------------------------------------------------------------
TEXAS ROADHOUSE INC              CL A             882681109    5,503    415,000 SH          SOLE            415,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
THERMO  FISHER SCIENTIFIC INC    COM              883556102   40,761    900,000 SH          SOLE            900,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
TRONOX INC                       CL A             897051108   36,377  2,275,000 SH          SOLE          2,275,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
UAL CORP                         COM NEW          902549807   11,000    250,000 SH          SOLE            250,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC           COM              91324P102   26,865    500,000 SH          SOLE            500,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO placeplaceDEL NEW COM              38388F108   39,600  2,000,000 SH          SOLE          2,000,000    0       0
---------------------------------------------------------------------------------------------------------------------------------
WYETH                            COM              983024100   15,276    300,000 SH          SOLE            300,000    0       0
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